Loans and Debentures (Schedule of Contractual Conditions) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current maturities of long-term liabilities:
Loans from banks and others	$ 107,739	$ 26,113
Non-convertible debentures	52,980	9,497
Others	8,908	3,652
Total current liabilities	169,627	39,262
Non-current liabilities
Loans from banks and others	906,243	610,434
Non-convertible debentures	454,163	513,375
Total non-current liabilities	1,360,406	1,123,809
Total	$ 1,530,033	$ 1,163,071